Employee Benefits - Additional Information (Detail) - Employees					12 Months Ended
	Jun. 02, 2023	Feb. 15, 2023	Dec. 13, 2022	Mar. 31, 2021	Dec. 31, 2022
Phanthom shares [member] | Vesting tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage			30.00%
Phanthom shares [member] | Vesting tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage			30.00%
Phanthom shares [member] | Vesting tranche three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage			40.00%
Boa Vista Servicos S.A [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees who are part of the plan					7
Boa Vista Servicos S.A [member] | Restricted shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting period	3 years
Boa Vista Servicos S.A [member] | Restricted shares [member] | Vesting tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage				30.00%
Boa Vista Servicos S.A [member] | Restricted shares [member] | Vesting tranche one [member] | Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage		25.00%
Boa Vista Servicos S.A [member] | Restricted shares [member] | Vesting tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage				30.00%
Boa Vista Servicos S.A [member] | Restricted shares [member] | Vesting tranche two [member] | Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage		30.00%
Boa Vista Servicos S.A [member] | Restricted shares [member] | Vesting tranche three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage				40.00%
Boa Vista Servicos S.A [member] | Restricted shares [member] | Vesting tranche three [member] | Management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award vesting percentage		45.00%
Boa Vista Servicos S.A [member] | Tranche one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Start date of exercise of stock options					Jan. 01, 2023
End date of exercise of stock options					Jan. 20, 2023
Boa Vista Servicos S.A [member] | Tranche two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Start date of exercise of stock options					Apr. 01, 2023
End date of exercise of stock options					Apr. 20, 2023
Boa Vista Servicos S.A [member] | Tranche three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Start date of exercise of stock options					Jul. 01, 2023
End date of exercise of stock options					Jul. 20, 2023
Boa Vista Servicos S.A [member] | Tranche four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Start date of exercise of stock options					Oct. 01, 2023
End date of exercise of stock options					Oct. 20, 2023
Boa Vista Servicos S.A [member] | Tranche five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Start date of exercise of stock options					Jan. 01, 2024
End date of exercise of stock options					Jan. 20, 2024
Boa Vista Servicos S.A [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grants eligible to be issued as a percentage of total capital					10.00%